Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt
Long-Term Debt
	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity
Description / 2012 Principal Amount	Floating	Rate	Date	2012	2011
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,034	$1,017
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	994	992
Medium-term note ($850 million)	USD Fixed	4.42%	2013	850	849
30-year bond ($750 million)	USD Fixed	5.73%	2037	747	747
Medium-term note ($650 million)	USD Fixed	1.10%	2017	647	―
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	―
Medium-term note	USD Fixed	― %	―	―	500
Eurobond (250 million Euros)	Euro Floating	0.88%	2014	349	347
30-year debenture ($330 million)	USD Fixed	6.01%	2028	347	348
UK borrowing (66 million GBP)	GBP Floating	1.34%	2015	106	―
Floating rate note ($97 million)	USD Floating	0.00%	2041	97	97
Floating rate note ($59 million)	USD Floating	0.00%	2044	59	59
Other borrowings	Various	0.36%	2013-2040	80	91
Total long-term debt				$5,902	$5,047
Less: current portion of long-term debt				986	563
Long-term debt (excluding current portion)				$4,916	$4,484

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt
Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective
(Millions)	Interest Rate	2012	2011
Current portion of long-term debt	3.83%	$986	$563
U.S. dollar commercial paper	― %	―	―
Other borrowings	4.70%	99	119
Total short-term borrowings and current portion of long-term debt		$1,085	$682

Schedule of Weighted-Average Effective Interest Rate
Weighted-Average Effective Interest Rate

	Total
At December 31	2012	2011
Short-term	3.91%	4.32%
Long-term	3.16%	3.76%

Schedule of Maturities of long-term debt
Maturities of long-term debt for the five years subsequent to December 31, 2012 are as follows (in millions):

					After
2013	2014	2015	2016	2017	2017	Total
$986	$1,481	$107	$994	$648	$1,686	$5,902